Financial Instruments - Schedule of Floating Rate Borrowings (Details)	Dec. 31, 2008 CAD ($)
Increase +200 in Basis Points [Member]
Schedule of Floating Rate Borrowings [Line Items]
Credit facility, convertible notes, term loan and bridge loan	$ 2,398,194
Government grant liability	29,160
Decrease -200 in Basis Points [Member]
Schedule of Floating Rate Borrowings [Line Items]
Credit facility, convertible notes, term loan and bridge loan	(2,398,194)
Government grant liability	$ (29,160)